ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2022
Disclosure of analysis of other comprehensive income by item [abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
(a)Attributable to Limited Partners

US$ MILLIONS	Revaluation Surplus	Foreign Currency Translation	Net Investment Hedges	Cash Flow Hedges	Marketable Securities	Unrealized Actuarial (Losses) Gains	Equity accounted investments	Accumulated Other Comprehensive Income
Balance at December 31, 2020	$1,015	$(1,562)	$37	$(14)	$39	$(36)	$973	$452
Other comprehensive income (loss)(1)	31	(168)	(2)	59	98	21	99	138
Equity issuance(2)	(108)	267	(8)	11	(12)	5	(157)	(2)
Other items(3)	(265)	—	—	—	—	—	—	(265)
Balance at December 31, 2021	$673	$(1,463)	$27	$56	$125	$(10)	$915	$323
Other comprehensive income (loss)	101	(285)	88	31	—	13	289	237
Other items(4)	—	7	—	—	—	—	(86)	(79)
Balance at December 31, 2022	$774	$(1,741)	$115	$87	$125	$3	$1,118	$481

(b)Attributable to General Partner

US$ MILLIONS	Revaluation Surplus	Foreign Currency Translation	Net Investment Hedges	Cash Flow Hedges	Marketable Securities	Unrealized Actuarial Gains	Equity accounted investments	Accumulated Other Comprehensive Income
Balance at December 31, 2020	$7	$(12)	$2	$1	$—	$—	$5	$3
Other comprehensive (loss) income(1)	—	(1)	—	—	—	—	1	—
Equity issuance(2)	(3)	5	(2)	(1)	1	—	(1)	(1)
Balance at December 31, 2021	$4	$(8)	$—	$—	$1	$—	$5	$2
Other comprehensive (loss) income	—	(1)	—	—	—	—	1	—
Balance at December 31, 2022	$4	$(9)	$—	$—	$1	$—	$6	$2
(c)Attributable to Non-controlling interest—Redeemable Partnership Units held by Brookfield

US$ MILLIONS	Revaluation Surplus	Foreign Currency Translation	Net Investment Hedges	Cash Flow Hedges	Marketable Securities	Unrealized Actuarial Losses	Equity accounted investments	Accumulated Other Comprehensive Income
Balance at December 31, 2020	$438	$(647)	$17	$(9)	$13	$(12)	$409	$209
Other comprehensive income (loss)(1)	13	(68)	(1)	25	40	8	41	58
Equity issuance(2)	(59)	99	(4)	8	—	(2)	(63)	(21)
Other items(3)	(109)	—	—	—	—	—	—	(109)
Balance at December 31, 2021	$283	$(616)	$12	$24	$53	$(6)	$387	$137
Other comprehensive income (loss)	43	(112)	37	12	—	5	122	107
Other items(4)	—	2	—	—	—	—	(36)	(34)
Balance at December 31, 2022	$326	$(726)	$49	$36	$53	$(1)	$473	$210
(d) Attributable to Non-controlling interest—BIPC exchangeable shares

US$ MILLIONS	Revaluation Surplus	Foreign Currency Translation	Net Investment Hedges	Cash Flow Hedges	Marketable Securities	Unrealized Actuarial (Losses) Gains	Equity accounted investments	Accumulated Other Comprehensive Income
Balance at December 31, 2020	$27	$28	$(6)	$22	$5	$(3)	$(11)	$62
Other comprehensive income (loss)(1)	11	(31)	—	10	15	4	21	30
Equity issuance(2)	165	(348)	13	(19)	10	(3)	209	27
Other items(3)	(42)	—	—	—	—	—	—	(42)
Balance at December 31, 2021	$161	$(351)	$7	$13	$30	$(2)	$219	$77
Other comprehensive income (loss)	25	(65)	21	7	—	3	69	60
Other items(4)	—	1	—	—	—	—	(20)	(19)
Balance at December 31, 2022	$186	$(415)	$28	$20	$30	$1	$268	$118
(e) Attributable to Non-controlling interest—Exchangeable units(5)

US$ MILLIONS	Revaluation Surplus	Foreign Currency Translation	Net Investment Hedges	Cash Flow Hedges	Marketable Securities	Unrealized Actuarial Gains	Equity accounted investments	Accumulated Other Comprehensive Income
Balance at December 31, 2020	$4	$(1)	$—	$—	$—	$—	$2	$5
Other comprehensive income (loss)(1)	1	(1)	—	—	—	—	1	1
Equity issuance(2)	5	(22)	1	1	1	—	12	(2)
Balance at December 31, 2021	$10	$(24)	$1	$1	$1	$—	$15	$4
Other comprehensive income (loss)	1	(4)	1	—	—	—	4	2
Balance at December 31, 2022	$11	$(28)	$2	$1	$1	$—	$19	$6

(1)On May 24, 2021, Finance Bill 2021 in the U.K. became substantively enacted. As a result, effective April 2023, the U.K. tax rate will increase from 19% to 25%. During the year ended December 31, 2021, net income and accumulated other comprehensive income included $178 million and $90 million of deferred tax expenses, respectively, related to the rate change.
(2)In relation to the issuance of BIPC exchangeable shares and BIPC Exchangeable LP Units in connection with the acquisition of IPL, as well as the issuance of BIPC exchangeable shares, units and Redeemable Partnership Units in November 2021, accumulated other comprehensive income was reallocated between all components of equity. Refer to Note 7, Acquisition of Businesses and Note 28, Partnership Capital, for further details.
(3)In relation to the disposition of our smart meters business in the U.K., a 25% interest in our Canadian district energy operation and a 40% interest in our U.S. district energy operation, $416 million of accumulated other comprehensive (net of tax) of revaluation surplus gains were reclassified directly into retained earnings.
(4) In relation to the disposition of a 49% interest in its North American container terminal operation, $142 million of accumulated other comprehensive income (net of tax) of revaluation surplus gains were reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Partnership Capital. Refer to Note 13, Investments in Associates and Joint Ventures, for further details.
(5)Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.